SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Equity [Abstract]
Number of Warrants, Outstanding, Beginning	88,336
Weighted Average Exercise Price, Beginning	$ 22.35
Intrinsic Value, Beginning	$ 211,200
Number of Warrants, Issued	103,658	238,803
Weighted Average Exercise Price, Issued	$ 9.18	$ 20.77
Weighted Average Remaining Life in Years	4 years 6 months	3 years 1 month 6 days
Number of Warrants, Exercised		(145,065)
Weighted Average Exercise Price, Exercised		$ 20.51
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired		(5,402)
Weighted Average Exercise Price, Expired
Weighted Average Remaining Life in Years	3 years 9 months 18 days	3 years 10 months 24 days
Number of Warrants, Exercised		145,065
Number of Warrants, Expired		5,402
Number of Warrants, Outstanding, Ending	191,994	88,336
Weighted Average Exercise Price, Ending	$ 15.24	$ 22.35
Intrinsic Value, Ending	$ 47,160	$ 211,200
Number of Warrants, Outstanding, Exercisable	191,994
Weighted Average Exercise Price, Exercisable	$ 15.24
Weighted Average Remaining Life in Years, Exercisable	3 years 9 months 18 days
Intrinsic Value, Exercisable Ending	$ 47,160